Common stock and Stock-Based Compensation -Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock and StockBased Compensation [Line Items]
Common Stock, Shares Authorized	600,000,000		136,562,809	175,095,000
Common Stock, Shares, Outstanding	98,818,874		48,376,052	17,454,353
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			35,560,434
Common Stock, Capital Shares Reserved for Future Issuance	61,769,393		33,728,438	75,514,616
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 17,000	$ 0
Share Price			$ 0.88	$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value			$ 2,800,000	$ 800,000
Unrecognized Compensation Expense			$ 18,200,000
Share Based Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions WeightedAverage Period			2 years 4 months 24 days
Share-Based Payment Arrangement, Noncash Expense	$ 11,040,000	$ 337,000	$ 3,847,000	$ 2,483,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			21,329,457	15,141,280
Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			2,226,705	839,706
Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Unrecognized Compensation Expense			$ 6,300,000
Share-Based Payment Arrangement, Noncash Expense			$ 0
Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Shares, Outstanding			17,519,999
Common Stock, Capital Shares Reserved for Future Issuance			96,123,126
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period				6,000,000
Incentive Stock Options [Member]
Common stock and StockBased Compensation [Line Items]
Minimum Threshold Limit Of Percentage Of Owning Stock With Voting Power On Grant Date			10.00%
Minimum Threshold Limit Of Shares Fair Value On Grant Date			110.00%
Two Thousand Eleven Amended Plan [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms			Amended Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	28,042,235
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares			4,655,274	4,916,829	137,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				10,929,820
Two Thousand Eleven Amended Plan [Member] | Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			2,226,705
Two Thousand Eleven Amended Plan [Member] | Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares			4,655,274
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			6,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			135,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			6,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number			6,000,000
Two Thousand Eleven Amended Plan [Member] | Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			36,363,184
Modification Of vesting Terms [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Payment Arrangement, Noncash Expense				$ 1,700,000